Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Lentuo International Inc.
Entity Central Index Key	0001499673
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	58,937,912
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 US$ USD ($)
Current assets:
Cash and cash equivalents	161,393	801,850	$ 25,643
Restricted cash	435,770	411,994	69,237
Accounts receivable (net of allowance for doubtful accounts of nil as of December 31, 2010 and 2011)	48,961	42,659	7,779
Inventories, net	516,256	276,179	82,025
Leased automobiles held for sale, net	147,749		23,475
Advances to suppliers	219,936	395,266	34,944
Prepaid expenses and other current assets	265,199	53,743	42,136
Amounts due from related parties	74,857		11,894
Deferred tax assets	6,062	4,061	963
Total current assets	1,876,183	1,985,752	298,096
Non-current assets:
Property and equipment, net	325,308	223,285	51,686
Land use rights, net	18,821	5,806	2,990
Intangible assets, net	135,067		21,460
Goodwill	73,634		11,699
Long term prepayments	137,750		21,886
Deferred tax assets	4,112	860	653
Total non-current assets	694,692	229,951	110,374
TOTAL ASSETS	2,570,875	2,215,703	408,470
Current liabilities:
Accounts payable	12,568	1,948	1,996
Bills payable	889,158	690,100	141,273
Advances from customers	47,990	90,652	7,625
Deposits from third parties		85,856
Accrued expenses and other current liabilities	329,468	208,273	52,347
Amounts due to related parties	10,000	13,553	1,589
Unrecognized tax benefits	4,963	4,963	789
Taxes payable	33,562	142,852	5,332
Short-term loans	370,883	241,053	58,927
Total current liabilities	1,698,592	1,479,250	269,878
Non-current liabilities:
Deferred tax liabilities	39,193		6,227
Total non-current liabilities	39,193		6,227
TOTAL LIABILITIES	1,737,785	1,479,250	276,105
Commitments and contingencies
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2010 and 2011 Issued and outstanding -58,937,912 shares as of December 31, 2010 and 2011	4	4	1
Additional paid-in capital	469,761	469,761	74,638
Retained earnings	334,605	266,688	53,163
Total Lentuo International Inc. shareholders' equity	804,370	736,453	127,802
Non-controlling interest	28,720		4,563
TOTAL SHAREHOLDERS' EQUITY	833,090	736,453	132,365
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,570,875	2,215,703	$ 408,470

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, Authorized shares	500,000,000	500,000,000
Ordinary shares, Issued shares	58,937,912	58,937,912
Ordinary shares, Outstanding shares	58,937,912	58,937,912
US$
Ordinary shares, par value (in dollars per share)	0.00001

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Sales of automobiles CNY	Dec. 31, 2010 Sales of automobiles CNY	Dec. 31, 2009 Sales of automobiles CNY	Dec. 31, 2011 Automobile repair and maintenance services CNY	Dec. 31, 2010 Automobile repair and maintenance services CNY	Dec. 31, 2009 Automobile repair and maintenance services CNY	Dec. 31, 2011 Sales of leased automobiles CNY	Dec. 31, 2011 Other services CNY	Dec. 31, 2010 Other services CNY	Dec. 31, 2009 Other services CNY	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Sales of automobiles USD ($)	Dec. 31, 2011 US$ Automobile repair and maintenance services USD ($)	Dec. 31, 2011 US$ Sales of leased automobiles USD ($)	Dec. 31, 2011 US$ Other services USD ($)
Revenues:
Revenue, automobiles				2,664,750	3,075,045	2,131,403				18,310					$ 423,386		$ 2,909
Revenue, services							333,755	274,076	203,083		19,403	14,548	7,005			53,028		3,083
Total revenues	3,036,218	3,363,669	2,341,491											482,406
Costs of goods sold:
Costs, automobiles				(2,540,668)	(2,883,938)	(1,975,497)				(17,330)					(403,671)		(2,753)
Costs, services							(161,756)	(110,487)	(86,432)		(2,802)	(1,177)	(234)			(25,700)		(445)
Total costs	(2,722,556)	(2,995,602)	(2,062,163)											(432,569)
Gross profit	313,662	368,067	279,328											49,837
Operating expenses:
Selling, marketing and distribution expenses	(91,438)	(52,173)	(38,774)											(14,528)
General and administrative expenses	(55,760)	(37,824)	(31,851)											(8,859)
Total operating expenses	(147,198)	(89,997)	(70,625)											(23,387)
Operating income	166,464	278,070	208,703											26,450
Interest income	3,182	1,102	2,392											506
Interest expenses	(61,560)	(53,832)	(33,288)											(9,781)
Exchange loss	(9,100)	(3,018)												(1,446)
Other income, net	1,407	2,144	1,394											224
Income before income tax expenses	100,393	224,466	179,201											15,953
Income tax expenses	(33,291)	(63,093)	(50,039)											(5,289)
Income from continuing operations	67,102	161,373	129,162											10,664
Loss from discontinued operations			(433)
Net income and comprehensive income	67,102	161,373	128,729											10,664
Net income and comprehensive income attributable to non-controlling interest	(815)													(129)
Net income and comprehensive income attributable to Lentuo International Inc. shareholders	67,917	161,373	128,729											$ 10,793
Earnings per share:
Income from continuing operations (in CNY and dollars per share)	1.15	3.77	3.24											$ 0.18
Loss from discontinued operations (in CNY and dollars per share)			(0.01)
Basic and diluted earnings per share (in CNY and dollars per share)	1.15	3.77	3.23											$ 0.18
Weighted average ordinary shares outstanding:
Basic (in shares)	58,937,912	42,727,446	39,908,389											58,937,912
Diluted (in shares)	58,937,912	42,727,446	39,908,389											58,937,912

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	67,102	161,373	128,729	$ 10,664
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property and equipment	16,560	13,729	11,905	2,631
Deferred tax benefits	(5,679)	(4,456)	(80)	(903)
Amortization of land use rights	255	183	223	41
Amortization of intangible assets	1,547			246
Loss (gain) on disposal of property and equipment	(1,410)	(1,472)	188	(225)
Exchange loss	391	4,858		62
Write-off of accounts receivable			18
Realized gain on trading securities			(306)
Changes in operating assets and liabilities:
Accounts receivable	18,900	(26,724)	3,678	3,003
Inventories	(169,467)	14,119	(45,780)	(26,926)
Leased automobiles held for sale, net	(147,749)			(23,475)
Advances to suppliers	211,837	(143,634)	18,427	33,658
Prepaid expenses and other current assets	59,289	(2,314)	(6,652)	9,420
Accounts payable	7,067	(6,104)	6,306	1,122
Bills payable	75,767	280,516	(366,349)	12,038
Advances from customers	(45,617)	64,831	(13,175)	(7,248)
Deposits from third parties	(85,856)	(76,258)	60,779	(13,641)
Accrued expenses and other current liabilities	(4,407)	104,273	58,908	(700)
Unrecognized tax benefits		(44,562)
Taxes payable	(107,803)	92,770	50,082	(17,129)
Amounts due to related parties		(1,229)	167
Net cash provided by (used in) operating activities	(109,273)	429,899	(92,932)	(17,362)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(85,770)	(12,531)	(15,652)	(13,627)
Prepayments for construction	(131,250)			(20,854)
Disposal of property and equipment	3,936	4,932	4,186	626
Disposal of trading securities			1,034
Disposal of an investment in an equity investee			398
Acquisition of subsidiaries, net of cash acquired	(108,224)			(17,195)
Loans to third parties	(15,000)	(24,377)		(2,383)
Repayments of loans provided to third parties		21,480
Deposits to third parties	(26,117)	(27,100)		(4,150)
Repayments of deposits to third parties	21,100			3,353
Prepayments for business acquisition	(173,000)			(27,487)
Amounts due from related parties	(36,157)	227,913	(121,236)	(5,745)
Amounts due to related parties	(3,553)	13,553		(565)
Net cash provided by (used in) investing activities	(554,035)	203,870	(131,270)	(88,027)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans	823,222	781,380	796,833	130,797
Repayments of short-term loans	(782,556)	(865,787)	(680,301)	(124,336)
Amounts due to related parties			(21)
Deposits for short-term loans		(3,500)	(3,000)
Proceeds from issuance of ordinary shares		122,225
Proceeds from initial public offering		322,097
Payment of deferred initial public offering costs	(11,488)	(17,087)	(1,797)	(1,825)
Restricted cash	(5,936)	(242,107)	81,427	(943)
Net cash provided by financing activities	23,242	97,221	193,141	3,693
Effect of foreign exchange rate changes, net	(391)	(1,222)		(62)
Net increase (decrease) in cash and cash equivalents	(640,457)	729,768	(31,061)	(101,758)
Cash and cash equivalents, beginning of year	801,850	72,082	103,143	127,401
Cash and cash equivalents, end of year	161,393	801,850	72,082	25,643
Supplementary disclosure of cash flow information:
Interest expenses paid	39,627	28,986	20,560	6,296
Income tax expenses paid	149,561	19,210	36	$ 23,763

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Retained earnings CNY	Non-controlling interest CNY	US$ USD ($)	US$ Ordinary shares CNY	US$ Additional paid-in capital CNY	US$ Retained earnings CNY	US$ Non-controlling interest CNY
Balance at Dec. 31, 2008	153,639	1	53,972	99,666
Balance (in shares) at Dec. 31, 2008		39,908,389
Increase (Decrease) in Stockholders' Equity
Additional paid-in capital upon establishment of the Company	1		1
Net income and comprehensive income	128,729			128,729
Balance at Dec. 31, 2009	282,369	1	53,973	228,395
Balance (in shares) at Dec. 31, 2009		39,908,389
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	122,225	2	122,225	(2)
Issuance of ordinary shares (in shares)		6,029,523
Issuance of ordinary shares upon initial public offering	293,564	1	293,563
Issuance of ordinary shares upon initial public offering (in shares)		13,000,000
Net income and comprehensive income	161,373			161,373
Distribution of assets to shareholders	(123,078)			(123,078)
Balance at Dec. 31, 2010	736,453	4	469,761	266,688
Balance (in shares) at Dec. 31, 2010	58,937,912	58,937,912
Increase (Decrease) in Stockholders' Equity
Acquisition of subsidiaries	29,535				29,535
Net income and comprehensive income	67,102			67,917	(815)	10,664
Balance at Dec. 31, 2011	833,090	4	469,761	334,605	28,720	$ 132,365	1	74,638	53,163	4,563
Balance (in shares) at Dec. 31, 2011	58,937,912	58,937,912

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.                            ORGANIZATION AND BASIS OF PRESENTATION

Lentuo International Inc. (the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on September 9, 2009 and is considered a foreign entity under the laws of the People’s Republic of China (the “PRC”).  The Company is principally engaged in the sale of new automobiles and the provision of automobile repair and maintenance services, and to a lesser extent, the provision of automobile leasing services (collectively, the “Automobile Business”). The sale of new automobiles and provision of automobile repair and maintenance services are provided through dealerships which operate under the terms of non-exclusive franchise agreements with specific automobile manufacturers. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its variable interest entities (“VIEs”) which are all located in Beijing, the PRC. The Company, its wholly-owned subsidiaries, VIEs, and subsidiaries of VIEs are hereafter referred to as the Group.

On December 15, 2010, the Company completed an initial public offering (“IPO”) on the New York Stock Exchange under the symbol “LAS” with the issuance of 6,500,000 American Depositary Shares (“ADS”) priced at US$8.00 per ADS. Each ADS represents two ordinary shares at par value US$0.00001 per ordinary share. The IPO yielded aggregate gross proceeds of US$52,000.

As more fully described below, the Company, through a series of transactions which are accounted for as a reorganization of entities under common control in a manner similar to a pooling of interest, became the ultimate parent entity of its wholly-owned subsidiaries and VIEs by June 20, 2010. Accordingly, these consolidated financial statements reflect the historical operations of the Group as if the current organization structure had existed since the beginning of the years presented.

Reorganization Transactions

Mr. Hetong Guo (“Mr. Guo”), who owned a majority of the equity interest in the Company through his wholly-owned entity, Modern Cyber International Limited (British Virgin Islands), was the Company’s ultimate controlling shareholder at the time of the reorganization. Prior to the reorganization, the Group’s operations were conducted through Beijing Lentuo Electromechanical Group Co., Ltd. (“Lentuo Electromechanical”), an entity incorporated under the Company Law of the PRC on June 10, 1994, and through its eight wholly-owned subsidiaries (“Automobile Operating Entities”) which were all entities incorporated under the Company Law of the PRC. Lentuo Electromechanical has been controlled by Mr. Guo since its inception.

In preparation for its IPO, the following transactions were undertaken to reorganize the legal structure of the Group. The Company incorporated Lentuo Automobile Trading (Hong Kong) Co., Ltd. (“Lentuo Hong Kong”) and Beijing Anhui Wanxing Science & Technology Co., Ltd. (“Lentuo Beijing”) on September 25, 2009 and November 17, 2009, respectively. Lentuo Hong Kong and Lentuo Beijing have been wholly-owned subsidiaries of the Company since their inception. On January 28, 2010 and June 20, 2010, Lentuo Hong Kong and Lentuo Beijing entered into VIE Arrangements with Lentuo Electromechanical, as the shareholder of the Automobile Operating Entities, whereby Lentuo Hong Kong and Lentuo Beijing, as a group, obtained effective control over the Automobile Operating Entities through the ability to exercise all the rights of the Automobile Operating Entities’ shareholder, the rights to absorb substantially all of the economic residual benefits and the obligation to fund all of the expected losses of the Automobile Operating Entities.

Lentuo Hong Kong has been determined to be the primary beneficiary of the Automobile Operating Entities because it is most closely associated with the Automobile Operating Entities due to its obligation to provide unlimited financial support and its ability to determine strategic business decisions of the VIEs through voting rights. In accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) Topic 810 (“ASC 810”), Consolidation, the Company, through Lentuo Hong Kong, consolidates the operating results of the VIEs. Since the VIE Arrangements were entered into between entities under common control, these transactions have been accounted for at their historical cost and as if they took place at the beginning of the year these entities were under common control in a manner similar to a pooling of interest. The reason the Group entered into these VIE Arrangements is due to the fact that PRC Laws and regulations (i) prohibit direct foreign control in certain industries such as advertising enterprises in which the Group has some operations and (ii) restrict an offshore company controlled or established by a PRC enterprise or natural person to acquire its PRC affiliates. As a result, in an effort to ensure that the Group is not violating such PRC laws or regulations, it structured its legal organization using the aforementioned VIE arrangements.

Further, on June 20, 2010, Lentuo Electromechanical entered into an arrangement with Beijing Huitong Auto Sales & Services Co., Ltd. (“Huitong”), one of the Automobile Operating Entities, whereby Lentuo Electromechanical transferred all of its net assets, except for certain assets which would not be used in the Automobile Business, to Huitong for nil consideration. The assets with a carrying value of RMB123,078 retained by Lentuo Electromechanical were accounted for as a distribution to the Group’s shareholders on June 20, 2010.  Lentuo Electromechanical did not have the necessary title certificates to legally transfer a building, which was historically used for the Automobile Business of Lentuo Electromechanical, to Huitong on June 20, 2010. In order to still transfer substantively all of the rights and benefits of this building to the Group, Lentuo Electromechanical entered into a lease arrangement on June 20, 2010 with Huitong. Under the lease arrangement, Huitong obtained the right to use the building for the remainder of its expected useful life of 40 years for nil consideration and was granted a bargain purchase option to acquire the building at a nominal value at the end of the lease term. Accordingly, Huitong accounted for the building with cost of RMB45,349 as a capital lease in accordance with ASC Topic 840 (“ASC 840”), Leases. The transfer of the net assets and the capital lease arrangement have been accounted for as a transaction between entities under common control in a manner similar to a pooling of interest and the retention of the assets which would not be used in the Automobile Business by Lentuo Electromechanical has been accounted for as a distribution of assets to the Group’s shareholders at the date of disposal.

These assets accounted for as a distribution to shareholders on June 20, 2010 did not meet the definition of a component of an entity under ASC Topic 205 (“ASC 205”), Presentation of Financial Statements - Discontinued Operation, as their operations and cash flows were not clearly distinguished from the rest of the Group.

On November 6, 2009, Lentuo Tonghe Advertising Co., Ltd. (“Tonghe Advertising”), one of the Automobile Operating Entities, was sold to Mr. Guo in return for cash consideration amounting to RMB4,293, which equaled the carrying value of its net assets. The operating results of Tonghe Advertising have been presented as discontinued operations for the year ended December 31, 2009.

In January 2011, Lentuo Electromechanical, which was the previous shareholder of the PRC Subsidiaries, established a new entity, Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. (“Tongda”), to operate an automobile dealership under brand of FAW-Volkswagen with registered capital of RMB10,000 (US$1,589). On April 8, 2011, the Company entered a series of contractual arrangements (“VIE agreements”) with Lentuo Electromechanical to obtain effective control over Tongda.  Thereafter, Tongda became one of the Company’s VIE subsidiaries.

VIE Arrangements

The significant terms of each VIE Arrangement are listed below:

(i)                        Exclusive call option agreement

Lentuo Electromechanical irrevocably granted Lentuo Hong Kong or its designated persons the exclusive option to purchase part of or the entire equity interests of the Automobile Operating Entities at any time for the minimum price permitted under PRC law. Any amount received by Lentuo Electromechanical from Automobile Operating Entities is required to be remitted back to Lentuo Hong Kong.  In addition, Lentuo Hong Kong is obligated to provide unlimited financial funding to the Automobile Operating Entities when and if required. If the Automobile Operating Entities cannot repay the funds provided by Lentuo Hong Kong, Lentuo Hong Kong must agree to forego the right to seek repayment.  Furthermore, neither Lentuo Electromechanical nor the Automobile Operating Entities are permitted to (i) enter into transactions that could materially affect the Automobile Operating Entities’ assets, liabilities, share capital or operations or (ii) distribute any dividends and grant any loan to third parties without the prior written consent of Lentuo Hong Kong. The exclusive call option agreement is effective for 10 years and Lentuo Hong Kong has the sole discretion to extend the agreement for another 10 years.

(ii)                    Powers of attorney

Pursuant to the powers of attorney signed between Lentuo Electromechanical, in its capacity as the shareholder of the Automobile Operating Entities, and Lentuo Hong Kong, Lentuo Electromechanical irrevocably assigns its full voting rights in the Automobile Operating Entities to Lentuo Hong Kong. The powers of attorney will remain effective as long as Lentuo Electromechanical is the shareholder of the Automobile Operating Entities.

(iii)                Exclusive technology consulting and service agreement

Pursuant to the exclusive technology consulting and service agreement entered into between Lentuo Beijing and the Automobile Operating Entities, Lentuo Beijing has the exclusive and irrevocable right to provide to the Automobile Operating Entities various technical and consulting services, such as market research, business strategy development, technical training and other consultative services related to the automobile retail business. In return, the Automobile Operating Entities are required to pay Lentuo Beijing a service fee in an amount as determined at the sole discretion of Lentuo Beijing. Lentuo Beijing also has the unilateral right to change the service fee amount. The agreement is effective for 10 years and will automatically extend for another 10 years unless both Lentuo Beijing and the Automobile Operating Entities agree to terminate.

(iv)                  Equity interest pledge agreement

Pursuant to the equity interest pledge agreement entered into by Lentuo Beijing and Lentuo Electromechanical, in its capacity as the shareholder of the Automobile Operating Entities, Lentuo Electromechanical has pledged its entire equity interest in the Automobile Operating Entities to Lentuo Beijing (i) to guarantee the performance of the Automobile Operating Entities’ obligations under the exclusive technical consultation and service agreement and (ii) to assure that any actions of Lentuo Electromechanical are in the best interest of Lentuo Beijing. If the Automobile Operating Entities breach their respective contractual obligations under the exclusive technical consultation and service agreement, Lentuo Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. Lentuo Electromechanical agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on its equity interest in the Automobile Operating Entities without the prior consent of Lentuo Beijing. The agreement will expire upon the termination of the exclusive technical consultation and service agreement.

The following assets and liabilities of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company as of December 31, 2010 and 2011:

	December 31,
	2010	2011
	RMB	RMB	US$

Current assets	2,125,978	1,795,070	285,208
Non-current assets	233,909	624,198	99,175
Total assets	2,359,887	2,419,268	384,383

Current liabilities	2,035,415	2,002,381	318,146
Non-current liabilities	—	39,193	6,227
Total liabilities	2,035,415	2,041,574	324,373

Creditors of the consolidated VIEs and subsidiaries of VIEs have no recourse to the general credit of Lentuo Hong Kong, who is the primary beneficiary of the consolidated VIEs and subsidiaries of VIEs, and such amounts equaled to total liabilities of the consolidated VIEs and subsidiaries of VIEs presented above.

As at December 31, 2011, the following entities were included in the Company’s consolidated financial statements:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Lentuo Hong Kong	September 25, 2009	Hong Kong	100%	Investment holding

Lentuo Beijing	November 17, 2009	PRC	100%	Provision of technical support and management consultation services

Beijing Jiashi Shengtong Investment Consulting Co., Ltd. (“Jiashi Shengtong”)	April 8, 2010	PRC	100%	Provision of technical support and management consultation services

As at December 31, 2011, the Company consolidated the following VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. (“Yuantongqiao Toyota”)	August 25, 2004	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuozhan Industrial& Trading Development Co., Ltd. (“Tuozhan I&C”)	September 23, 1997	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Chengxin Commercial & Trading Co., Ltd. (“Chengxin Commercial”)	February 7, 2002	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aotong Automobile Trading Co., Ltd. (“Aotong”)	July 20, 2001	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuojiacheng Commercial & Trading Co., Ltd. (“Tuojiacheng”)	December 2, 1998	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. (“Huitong”)	September 27, 2009	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. (“Tongda”)	January 7, 2011	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Lentuo Automobile Lease Co., Ltd. (“Lentuo Lease”)	July 22, 2003	PRC	—	Provision of automobile leasing services

Beijing Tuozhan Automobile Repair Co., Ltd. (“Tuozhan Repair”)	May 16, 2003	PRC	—	Provision of automobile repair and maintenance services

In 2011, the Company consolidated the following subsidiaries that were acquired by the Company’s VIEs during 2011:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Tianjin Ruitai Automobile Sales Service Co., Ltd. (“Ruitai”)	December 25, 2007	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Tianjin Zhongbaotongda Commercial & Trading Co., Ltd. (“Zhongbaotongda”)	November 22, 2007	PRC	—	Investment holding company of Ruitai

Tianjin Boruiyingjie Commercial & Trading Co., Ltd. (“Boruiyingjie”)	October 29, 2007	PRC	—	Investment holding company of Ruitai

Beijing Hexinshuntong Automobile Sales Service Co., Ltd. (“Shuntong”)	September 16, 2009	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Huizhou Dazhong Automobile Sales Service Co., Ltd. (“Huizhou FAW-VW”)	November 2, 2000	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. (“Yuchen”)	May 28, 2007	PRC	—	Sale of new motor vehicles and provision of automobile repair and maintenance services

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                        Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated upon consolidation.

These consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles (“US GAAP”).

(b)                       Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, estimation of rebates earned, allowance for doubtful accounts, inventory obsolescence, useful lives of long-lived assets and intangible assets, initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, valuation allowance for deferred tax assets, deferred tax liabilities and uncertain tax positions and consolidation of VIEs and subsidiaries of VIEs. Actual results could differ significantly from those estimates.

(c)                        Foreign currency

The Company has determined its functional currency to be the Chinese Renminbi (“RMB”) while its subsidiaries, VIEs and subsidiaries of VIEs have determined their functional currency to be their respective local currencies based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters. The Company’s subsidiaries, VIEs and subsidiaries of VIEs located in the PRC have determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of income and comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

(d)                       Convenience translation

Amounts in United States dollars (“US$”) are presented for the convenience of readers of the financial statements and the translations of RMB into US$ have been made at the exchange rate of RMB6.2939 to US$1.00 as set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2011. No representation is made that the RMB amounts could have been or could be converted into US$ at this rate.

(e)                        Fair value of financial instruments

Financial instruments include cash equivalents, restricted cash, trading securities, accounts receivable, certain other current assets, accounts payable, certain other current liabilities, amounts due from/to related parties, amounts due to employees and short-term loans. The carrying values of these financial instruments approximate their fair value due to their short-term maturities. The Company applies ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—      Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—      Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—      Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group had no financial instruments measured at fair value as of December 31, 2010 and 2011.

(f)                          Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

(g)                       Accounts receivable

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable based on an assessment of specific evidence including the aging of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection effort has ceased.

(h)                       Inventories

Inventories, consisting of new automobiles, spare parts and accessories, are stated at the lower of purchased cost net of rebates or market value. Purchase cost is determined by the weighted-average method.

The Group’s purchase arrangements with certain automobile manufacturers entitle the Group to receive a specified amount of cash rebates if certain conditions are met during the stated rebate periods. The Group accounts for these rebates in accordance with ASC sub-topic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives. Rebates that are solely based on conditions that are fixed or can be reasonably estimated, such as volume purchase rebates, are recognized on an accrual basis based on the Group’s purchase estimates. Rebates that are based on subjective factors such as customer satisfaction results or based on the discretion of the automobile manufacturer are recognized only when realized. Rebates relating to motor vehicles purchased but still held by the Group as at the balance sheet date are recorded as a reduction to cost of inventories while rebates relating to motor vehicles purchased and sold during the reporting period are recorded as a reduction to cost of goods sold.

(i)                           Leased automobiles held for sale

On December 23, 2010, the Beijing municipal government issued a number of new measures, which became effective immediately, aimed at curbing traffic congestion in Beijing. Under these measures, the issuance of new license plates in Beijing is subject to an annual quota and will be implemented through a monthly lottery selection system. The legal title of automobiles cannot be transferred to customers who have not obtained a new license plate from the Beijing municipal government. To assist certain customers who are in the license plate lottery, the Group will enter into a renewable lease agreement to lease the automobile which the customer intends to purchase until such time the customer acquires a license plate. The customer makes an initial payment for the full sales price of the automobile, pays a nominal monthly fee, and will either take title to the automobile upon obtaining a license plate or return it for a refund of the then fair value of the automobile. During the period the automobile is under lease, it is classified in current assets as a leased automobile held for sale and is depreciated over the expected useful life of 10 years.

(j)                           Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	40 years
Machinery	5 years
Office equipment	5 years
Motor vehicles	5 years

Expenditures for major additions or improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets. Expenditures for minor replacements, maintenance and repairs that do not improve or extend the lives of the assets are charged to expense when incurred. Retirement, sales and disposals of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of income and comprehensive income.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Capitalization of interest costs is suspended during extended periods in which activities related to the acquisition or construction of the qualifying assets is interrupted. No interest costs were capitalized for any of the years presented.

(k)                        Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years.

(l)                       Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”), Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities, and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

(m)                     Intangible assets

Intangible assets are carried at cost less any accumulated amortization and recorded impairment.  Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed. The intangible assets as of December 31, 2011 include customer relationships with an estimated useful life of 10 years, and dealership agreements which have an indefinite useful life. Customer relationships are amortized on a straight-line basis over their useful life.  The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment.

(n)                       Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2011 was related to the acquisitions it made during 2011 (Note 3). In accordance with ASC topic 350 (“ASC 350”), Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has eleven reporting units.

As of December 31, 2011, the Company completed its annual impairment tests on goodwill that has arisen from the business combinations during 2011. The Company determined the fair value of the reporting units using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting units were based on five to eight years projections. Cash flow projections were based on past experience, actual operating results, and management’s best estimates about future developments as well as certain market assumptions.  Cash flows after the forecast period were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 14% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting units was higher than the carrying value, and as such, the Company was not required to complete the second step. As such, no impairment losses were recognized for December 31, 2011.

(o)                       Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment and land use rights for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC topic 360 (“ASC 360”), Property, Plant and Equipment. When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. No impairment of long-lived assets was recognized for any of the years presented.

(p)                   Revenue recognition

For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the goods have been delivered or the services have been rendered, (iii) the price or fees are fixed or determinable, and (iv) collectability is reasonably assured.

(i)            Sales of automobiles

The Group and the customer sign an agreement containing the significant terms of sales to evidence that an arrangement exists. Delivery of the automobile is evidenced by the customer’s sign-off on an acceptance form upon receipt. The purchase price is fixed or determinable because it is stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. For the vast majority of sales, the customers pay the full purchase price in cash upon delivery of the automobile. The Group conducts thorough credit checks on customers prior to extending credit to such customers. Some customers obtain loans at market terms through third party financial institutions. The Group arranges for the customer to pick up the automobile only after the customer’s loan application is approved and typically receives the full payment from the financial institutions within two weeks of the delivery date. Financial institutions bear full collection risk and there is no recourse to the Group in the event a customer defaults on the loan payments. The Group has not experienced any defaults on payments from financial institutions once a loan application has been approved. Therefore, collectability is considered reasonably assured by the Group when a customer’s loan application is approved. Accordingly, revenue on automobile sales is recognized by the Group upon delivery of the automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(ii)              Automobile repair and maintenance services

Revenue generated from automobile repair and maintenance services is recognized after services have been rendered and accepted by the customer. A work order detailing the services to be provided and the preliminary price estimate is signed by the end customer and service representative from the Group prior to the requested service being performed. When the service has been completed, the customer signs a settlement worksheet as evidence of acceptance of the services provided and the final fees charged for such services which signifies persuasive evidence of an arrangement and performance of services. Fees are considered fixed or determinable because no subsequent concessions such as discounts, rebates, refunds or other price changes are provided subsequent to the customer’s acceptance. The majority of repair and maintenance services provided by the Group are paid in full by the customer upon delivery of the serviced automobile to the customer. The Group also accepts repair work that is paid directly by the customer’s insurance company. Collectability is considered reasonably assured as the Group verifies that the service and charges are acceptable under the customer’s insurance policy coverage directly with the insurance company prior to performing the work. Lastly, fees charged to suppliers for repair and maintenance services covered by supplier’s warranties are based on standard rates billed to customers and insurance companies for such services. Suppliers settle fees charged for warranty-covered services on a monthly basis. Collectability is considered reasonably assured as the Group deals with only reputable insurance companies and suppliers and historically, the Group has not experienced any significant defaults for payment. Based on the above, revenue on automobile repair and maintenance services is recognized upon completion of the requested services and delivery of the serviced automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iii)           Sales of leased automobiles

In connection with the limitations on license plates issued by the Beijing municipal government, certain customers first lease their vehicles from the group before taking title of their vehicles.  These customers are required to pay the full purchase price of the vehicles in cash as a deposit upon signing the lease. The Group initially records these deposits as deferred revenue. The revenue is subsequently recognized if and when the customer receives a license plate for the vehicle and elects to obtain the legal title of the vehicle from the Group. Persuasive evidence of the arrangement is evidenced by the sales agreement. Delivery of the title of the vehicle is evidence by the transfer of the legal title from the Group to customers. The purchase price is fixed or determinable because it is stipulated in the signed lease agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. Collectability has been established as the customer has paid full purchase price of the car in cash upon signing the lease agreement. Accordingly, revenue on leased automobile sales is recognized by the Group upon legal transfer of the automobile title to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iv)     Other services

Included in other services are commission fees that third party financial institutions pay to the Group for arranging for customers to obtain automobile insurance or financing loans from these financial institutions as well as revenues from the provision of short-term automobile leasing services. The Group is not a party to the insurance or financing contracts which are solely between the third party financial institution and the customer. Persuasive evidence of the arrangement is documented in a contract signed by the third party financial institutions and the Group. The commission fees are fixed and non-refundable once received. Payment of the commission fee coincides with the completion of the required service which results in the recognition of revenue. The Group had limited operations relating to automobile leasing services, which accounted for an insignificant portion of total revenues for all years presented. Revenues from the provision of automobile leasing services are recognized ratably over the lease terms, typically less than one year, in accordance with ASC 840. All leases have been accounted for as operating leases.

In accordance with ASC sub-topic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations, the Group acts as the principal in its automobile sales and repair and maintenance transactions with its customers. Accordingly, the Group records revenues from automobile sales and automobile repair and maintenance services on a gross basis. In all such arrangements, the Group contracts directly with its end customers, serves as the primary obligor, and assumes inventory risk.

In accordance with the relevant tax laws in the PRC, value-added tax (“VAT”) is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable balance on the consolidated balance sheets. VAT amounted to RMB396,863, RMB569,351 and RMB512,859 (US$81,485) for the years ended December 31, 2009, 2010 and 2011, respectively. The Group recognized revenues net of VAT.

The Group is subject to business tax on the other services revenues earned in the PRC. The applicable rate of business tax is 5% of the revenue. Revenues derived from sales of automobiles and automobile repair and maintenance services are not subject to business tax. Business tax for the years ended December 31, 2009, 2010 and 2011 was RMB367, RMB2,046 and RMB2,430 (US$386), respectively. The Group recognized revenues net of business tax.

(q)                       Cost of goods sold

Cost of goods sold consists primarily of purchase costs of new automobiles net of rebates from automobile manufacturers (Note 2(h) and Note 6) and net carrying amounts of leased automobiles held for sale (Note 7). Cost of services consists of the cost of spare parts consumed, direct labor and materials, an allocation of indirect overhead expenses attributable to repair and maintenance services, and the 5% business tax for technology consulting and service fees charged by Lentuo Beijing to the VIEs.

(r)                          Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures included in sales, marketing and distribution expenses, amounted to RMB5,656, RMB9,256 and RMB37,629 (US$5,979) for the years ended December 31, 2009, 2010 and 2011, respectively.

(s)                        Income taxes

The Group follows the liability method of accounting for income. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group applies the provisions of ASC sub-topic 740-10 (“ASC 740-1”), Income Taxes: Overall, to account for uncertainties in income taxes. ASC 740-10 clarifies the accounting for uncertainties in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretation of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and the expiration of the statute of limitations. In future periods, these changes in facts and circumstances may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to classify interests and penalties related to unrecognized tax benefits as interest expenses and other expenses, respectively.

(t)                          Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 (“ASC 220”), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the years presented, the Group’s comprehensive income is equivalent to its net income.

(u)                       Employee benefits

Full time employees of the Company’s subsidiaries, VIEs, and subsidiaries of VIEs in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a specific percentage of the employees’ salaries up to a maximum of three times the average annual salary for the city in which the subsidiary operates for the prior year. The Company’s subsidiaries, VIEs and subsidiaries of VIEs have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB3,374, RMB12,526 and RMB14,951 (US$2,375) for the years ended December 31, 2009, 2010 and 2011, respectively.

(v)                       Segment reporting

In accordance with ASC topic 280 (“ASC 280”), Segment Reporting, the Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated financial information by brands when making decisions about allocating resources and assessing performance of the Group. As a result, the Group has seven operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, GAC-Honda, Shanghai-Volkswagen and Chang An-Mazda.

The accounting policies used in the Group’s segment reporting are the same as those used in the preparation of the Group’s consolidated financial statements. As substantially all of the Group’s long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

(w)                     Earnings per share

In accordance with ASC topic 260 (“ASC 260”), Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year.

(x)                         Leases

In accordance with ASC topic 840 (“ASC 840”), Leases, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. On June 20, 2010, Lentuo Electromechanical entered into a capital lease arrangement for a building with Huitong whereby Huitong obtained the right to use the building for the remainder of its expected useful life of 40 years for nil consideration and was granted a bargain purchase option to acquire the building at a nominal value at the end of the lease term. For the years ended December 31, 2009, 2010 and 2011, the Group recorded total rental expenses of RMB4,586, RMB6,379 and RMB8,253 (US$1,311), respectively, on its operating leases.

(y)                      Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRSs”) (“ASU 2011-04”).  The objective of this standard is to develop common fair value measurement and disclosure requirements under US GAAP and IFRS and improve their understandability. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income (“ASU 2011-05”).  The objective of this standard is to increase the prominence of items reported in other comprehensive income (“OCI”). ASU 2011-05 requires companies to present items of net income, items of OCI and total comprehensive income in either one continuous statement or two separate but consecutive statements. Companies will no longer be allowed to present OCI in the statement of stockholders’ equity. ASU 2011-05 also requires companies to display reclassification adjustments for each component of OCI in both net income and OCI and present the components of OCI in their interim and annual financial statements. Subsequently, in December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods after December 15, 2011. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-05 and ASU 2011-12 to have a material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles -- Goodwill and Other (Topic 350), Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect that the adoption of ASU 2011-08 will have a material impact to the Company’s consolidated financial statements.  The Company does not expect the adoption expect that the adoption of ASU 2011-08 will have a material impact to its consolidated financial statements.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3.                            BUSINESS COMBINATIONS

For the Group’s business expansion, the Company completed the following business combinations in 2011:

Acquisition of Shuntong

On July 27, 2011, Chengxin Commercial, a VIE of the Company, acquired from two independent individuals 100% equity interest in Shuntong with total cash consideration of RMB43,000 (US$6,832). Shuntong has operated an FAW-Mazda automobile dealership located in Beijing a since 2009.

Acquisition of Ruitai

On July 4, 2011, Chengxin Commercial and Yuantongqiao Toyota, two VIEs of the Company, acquired 100% interests of Zhongbaotongda and Boruiyingjie, respectively, with cash consideration of RMB16,000 (US$2,542)in total.  Zhongbaotongda and Boruiyingjie each held a 30% equity interest in Ruitai, which has operated a Honda automobile dealership located in Tianjin since 2008. The remaining 40% equity interests of Ruitai are held by Tianjin Tianwu Automobile Development Co., Ltd. (“Tianwu”). Through Zhongbaotongda and Boruiyingji, the Group indirectly holds a 60% equity interest in Ruitai. Chengxin Commercial obtained effective control of Ruitai and therefore the Group has accounted for this acquisition as a business combination.

Acquisition of Huizhou FAW-VW

On September 1, 2011, Tuozhan I&C, a VIE of the Company, acquired from two independent individuals 100% equity interest in Huizhou FAW-VW with total cash consideration of RMB89,000 (US$14,141). Huizhou FAW-VW has operated an FAW-Volkswagen automobile dealership located in Huizhou, Guangzhou Province since 2001.

Acquisition of Yuchen

On October 21, 2011, Yuantongqiao Tokoya, a VIE of the Company, acquired from two independent individuals 50% equity interest in Yuchen, with total cash consideration of RMB28,500 (US$4,528). Yuchen has operated a Toyota automobile dealership located in Wenling, Zhejiang Province, since 2007.  Yuantongqiao obtained effective control of Ruitai and therefore the Group has accounted for this acquisition as a business combination.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of non-controlling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the non-controlling interests as of the acquisition dates:

	Shuntong	Ruitai	Huizhou FAW-VW	Yuchen
	RMB	RMB	RMB	RMB

Total consideration	43,000	16,000	89,000	28,500

Current assets	161,549	58,903	20,680	115,086
Property and equipment	9,469	4,181	12,420	9,039
Intangible assets	30,000	25,600	49,200	31,800
Land use rights	—	—	13,500	—
Total identifiable assets acquired	201,018	88,684	95,800	155,925

Current liabilities	(159,944)	(71,126)	(23,874)	(114,463)
Deferred tax liabilities	(7,694)	(6,400)	(17,101)	(8,424)
Total liabilities assumed	(167,638)	(77,526)	(40,975)	(122,887)
Net identifiable assets acquired	33,380	11,158	54,825	33,038
Goodwill	9,620	14,104	34,175	15,735
Non-controlling interest	—	(9,262)	—	(20,273)
Net assets acquired	43,000	16,000	89,000	28,500

The valuations used in the purchase price allocation described above were determined by the Group with the assistance of an independent third party valuation firm.

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and the estimated useful life to those intangible assets: customer relationships of RMB31,200 (US$4,957) with a 10-year useful life and dealership agreements of RMB105,400 (US$16,746) with an indefinite useful life.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisitions. As of December 31, 2011, there was no impairment included in the amount of goodwill resulting from these acquisitions.

The Group recognized RMB400 (US$64) of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2011.

The amount of revenue and net income (loss) of the acquired businesses included in the Group’s consolidated statements of comprehensive income from the acquisition date to December 31, 2011 are summarized as follows:

	Revenue		Net income/(loss)
	RMB	US$	RMB	US$

Shuntong	82,914	13,174	(697)	(111)
Ruitai	119,179	18,936	(763)	(121)
Huizhou FAW-VW	50,855	8,080	1,162	185
Yuchen	37,655	5,983	(1,020)	(162)

	290,603	46,173	(1,318)	(209)

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010 and 2011 are presented as if the acquisitions had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Unaudited pro forma consolidated statements of comprehensive income:

	For the years ended December 31,
	2010	2011
	RMB	RMB	US$

Revenue	4,010,309	3,474,470	552,038
Net income attributable to the Group	149,587	67,191	10,676

These amounts have been derived after applying the Company’s accounting policies and adjusting the results of the acquirees to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2010.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
RESTRICTED CASH

4.                            RESTRICTED CASH

As of December 31, 2010 and 2011, cash of RMB411,994 and RMB435,770 (US$69,237), respectively, was pledged to financial institutions as collateral for the Group’s bills payable (Note 14).

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5.                            ACCOUNTS RECEIVABLE

The Group generally requires full payment from its customers upon delivery of its automobiles or services, except for certain credit sales, mortgage loan sales and repair and maintenance services covered by insurance and automobile manufacturers’ warranty. The credit terms are generally one month to six months after the delivery of products or services. The Group does not offer extended payment terms and all accounts receivable are non-interest bearing. As of December 31, 2010 and 2011, all of the accounts receivable balances were within their credit terms.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

6.                            INVENTORIES

Inventories are summarized as follows:

	December 31,
	2010	2011
	RMB	RMB	US$

New motor vehicles	263,880	489,707	77,807
Spare parts and accessories	12,299	26,549	4,218

	276,179	516,256	82,025

No inventory obsolescence provision was recognized as of December 31, 2010 and 2011.

As of December 31, 2010 and 2011, cost of inventories was reduced by RMB19,452 and nil, respectively, for rebates received from automobile manufacturers related to motor vehicles purchased but still held by the Group at the balance sheet date. For the years ended December 31, 2009, 2010 and 2011, cost of goods sold was reduced by RMB144,771, RMB194,166 and RMB96,631 (US$15,353), respectively, for rebates received from automobile manufacturers related to motor vehicles purchased and sold during the reporting period.

LEASED AUTOMOBILES HELD FOR SALE	12 Months Ended
Dec. 31, 2011
LEASED AUTOMOBILES HELD FOR SALE
LEASED AUTOMOBILES HELD FOR SALE

7.                            LEASED AUTOMOBILES HELD FOR SALE

Leased automobiles held for sale consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Leased automobiles held for sale
Opening balance	—	—	—
Additions	—	168,311	26,742
Sales	—	(18,311)	(2,909)
Ending balance	—	150,000	23,833

Less: accumulated depreciation	—	(2,251)	(358)

Leased automobiles held for sale, net	—	147,749	23,475

Depreciation expense was nil and RMB2,586 (US$411) for the years ended December 31, 2010 and 2011, respectively.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.                            PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

		December 31,
		2010	2011
		RMB	RMB	US$

Prepaid expenses		1,598	5,516	876
Deposits	(a)	40,990	210,498	33,445
Staff advances		4,126	6,330	1,006
Subsidies receivable	(b)	5,103	8,104	1,288
Loans to third parties		—	22,400	3,558
Prepaid advertising fees		—	9,000	1,430
Others		1,926	3,351	533

		53,743	265,199	42,136

(a)          Deposits as of December 31, 2011 consist primarily of rental deposits, investment deposits and other miscellaneous deposits. A deposit of RMB173,000 (US$27,487) was in connection with a potential acquisition of an equity interest in an automobile dealership. The deposit will be refunded if the acquisition is not completed. A further RMB32,117 (US$5,103) deposit was placed with a supplier in connection with a bidding process for the construction of new exhibit halls.

(b)         As of December 31, 2011, subsidies receivable represents receivables due in connection with the PRC government’s promotion of energy-efficient vehicles and an automobile manufacturers’ promotion of an automobile insurance program.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

9.                          PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Buildings	235,044	330,802	52,559
Machinery	12,274	18,411	2,925
Office equipment	8,195	14,394	2,287
Motor vehicles	38,145	56,938	9,047
	293,658	420,545	66,818
Less: accumulated depreciation	(71,787)	(95,237)	(15,132)

Property and equipment, net	221,871	325,308	51,686

Construction in progress	1,414	—	—

Total	223,285	325,308	51,686

Depreciation expenses were RMB11,905, RMB13,729 and RMB16,560 (US$2,631) for the years ended December 31, 2009, 2010 and 2011, respectively.

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of goods sold	167	5,179	5,669	901
Selling, marketing and distribution expenses	11,202	6,968	5,917	940
General and administrative expenses	536	1,582	4,974	790

	11,905	13,729	16,560	2,631

As of December 31, 2010 and 2011, short-term loans amounting to RMB159,827 and RMB158,590 (US$25,197) were secured by the pledge of buildings of the Group with an aggregate net carrying value of RMB47,082 and RMB45,725 (US$7,265).

As of December 31, 2010 and 2011, the Group has not obtained the ownership certificates related to certain buildings with a carrying value of RMB132,789 and RMB140,929 (US$22,391), respectively.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS
LAND USE RIGHTS

10.                     LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Land use rights	6,939	20,959	3,330
Less: accumulated amortization	(1,133)	(2,138)	(340)

Land use rights, net	5,806	18,821	2,990

As of December 31, 2010 and 2011, short-term loans amounting to RMB159,827 and RMB158,590 (US$25,197) were secured by the pledge of land use rights of the Group with an aggregate net carrying value of RMB5,806 and RMB5,663 (US$900).

Amortization expenses were RMB223, RMB183 and RMB255 (US$41) for the years ended December 31, 2009, 2010 and 2011, respectively. For each of the five succeeding years starting from January 1, 2012, the annual amortization expense of the land use rights is estimated to be RMB566 (US$90).

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.                     INTANGIBLE ASSETS

Intangibles assets consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Customer relationships	—	31,200	4,957
Less: accumulated amortization	—	(1,533)	(243)

Customer relationships, net	—	29,667	4,714

Dealership agreements	—	105,400	16,746

Intangible assets, net	—	135,067	21,460

The customer relationship intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives over 10 years. The dealership agreement intangible assets have been assigned an indefinite useful life, and therefore are not amortized.  The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment. Amortization expenses were approximately RMB1,533 (US$243) for the year ended December 31, 2011.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2012	2013	2014	2015	2016
	RMB	RMB	RMB	RMB	RMB
Customer relationships	3,120	3,120	3,120	3,120	3,120

Management is of the opinion that no provision for impairment of dealership agreements assets is required as at the balance sheet date.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

12.                     GOODWILL

Goodwill consists of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Acquisition of Shuntong	—	9,620	1,528
Acquisition of Ruitai	—	14,104	2,241
Acquisition of Huizhou FAW-VW	—	34,175	5,430
Acquisition of Yuchen	—	15,735	2,500

	—	73,634	11,699

As of December 31, 2011, the Company assessed impairment on its goodwill derived from the acquisitions of Shuntong, Ruitai, Huizhou FAW-VW, and Yuchen. No impairment loss was recognized.

LONG-TERM PREPAYMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM PREPAYMENTS
LONG-TERM PREPAYMENTS

13.                     LONG-TERM PREPAYMENTS

Long-term prepayments primarily consist of (i) prepayments of RMB120,000 (US$19,066) for the construction cost of automobile dealerships; (ii) prepayments for the capital injection of RMB11,250 (US$1,787) for 2.25% equity interest of Beijng Xinan Vehicle Insurance Company Limited (“Xinan”), an insurance company that is in process of being established; and (iii) a deposit of RMB6,500 (US$1,033) placed with Toyota Financing Corporation as a guarantee for financing granted on market terms to the Group by Toyota Financing Corporation.

BILLS PAYABLE	12 Months Ended
Dec. 31, 2011
BILLS PAYABLE
BILLS PAYABLE

14.                     BILLS PAYABLE

Bills payable represent short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the bill, which generally ranges from three to six months from the date of issuance. The holder of the bills can obtain payment from the financial institutions prior to the stated maturity date. In such case, the Group may be required to pay the financial institution an interest charge. The Group has utilized bills payable to settle amounts owed to its automobile suppliers. Bills payable are secured by the Group’s restricted cash.

ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2011
ADVANCES FROM CUSTOMERS
ADVANCES FROM CUSTOMERS

15.                     ADVANCES FROM CUSTOMERS

Advances from customers represent cash payments received from customers in advance of the delivery of new automobiles or repair and maintenance services. The advances are applied towards the purchase price and recognized as revenue when the conditions for revenue recognition have been met. Advances from customers are non-interest -bearing and refundable if the Group fails to perform.

DEPOSITS FROM THIRD PARTIES	12 Months Ended
Dec. 31, 2011
DEPOSITS FROM THIRD PARTIES
DEPOSITS FROM THIRD PARTIES

16.                     DEPOSITS FROM THIRD PARTIES

Certain third-party companies that produce automobile accessories and after-market automobile products paid cash security deposits to the Group in return for the right to display one or more of the Group’s automobiles in those third parties’ premises. Title and ownership of these automobiles remain with the Group and the automobiles are strictly limited for display purposes only and not for any other use. Deposits from third parties are interest-free and repayable by the Group in six months or less upon the return of the automobiles. The Group also has the sole right to demand return of its automobiles held by the third parties at any time by returning the deposit in full. Inventories amounting to RMB64,470 and nil were subject to cash security deposit arrangements with third parties as of December 31, 2010 and 2011, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

17.                     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

VAT payable	121,556	84,913	13,491
Other taxes payable	9,813	18,333	2,913
Interest on late tax payments	39,042	52,950	8,413
Staff costs payable	20,353	23,821	3,785
Deposits from leased automobiles held for sale	—	127,342	20,233
Accrued rental expenses	—	6,302	1,001
Loans from third parties	—	7,251	1,152
Other accrued expenses	6,021	8,556	1,359

	208,273	329,468	52,347

Deposits from leased automobiles held for sale of RMB127,342 (US$20,233) at December 31, 2011 represented cash received from customers who participated in the vehicle leasing program with the Group. The deposit received is equal to the total vehicle purchase price.  If the customer opts to purchase the car, the initial deposit will be recognized as revenue.  If the customer returns the vehicle at the end of the lease term, the deposit will be refunded to the customer for the residual value of the vehicle as of the date of return.

SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM LOANS
SHORT-TERM LOANS

18.                     SHORT-TERM LOANS

Short-term loans consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Guaranteed	70,000	148,120	23,534
Guaranteed and secured	159,827	158,590	25,197
Unsecured	11,226	64,173	10,196

Total	241,053	370,883	58,927

The Group’s short-term loans are RMB-denominated loans obtained from banks and other financial institutions with interest rates ranging from 4.46% to 5.85% per annual and 4.83% to 8.54% per annual for the years ended December 31, 2010 and 2011, respectively. The weighted average interest rate on short-term loans outstanding was 5.60% and 6.99% per annual as of December 31, 2010 and 2011, respectively. The short-term loans are repayable between January 2012 and October 2012.

Short-term loans amounting to RMB70,000 and RMB30,000 (US$4,767) as of December 31, 2010 and 2011, respectively, were guaranteed by Mr. Guo, the ultimate controlling shareholder of the Group, Donglv Liang, a relative of Mr. Guo, and Lentuo Electromechanical, a company controlled by Mr. Guo (collectively the “Loan Guarantors”). Short-term loans amounting to RMB50,000 (US$7,944) as of December 31, 2011 were guaranteed by Lentuo Electromechanical. Short-term loans amounting to RMB35,000 (US$5,561) as of December 31, 2011 were guaranteed by Tianjin Haowu Automible Trading Co., Ltd. (“Haowu”), the holding company of the non-controlling shareholder of Ruitai. Short-term loans amounting to RMB6,620 (US$1,052) as of December 31, 2011 were guaranteed by Mr. Yingjie Wang and Mr. Fuli Guo, non-controlling shareholders of Yuchen. The Group did not incur any fees to obtain such guarantees.

Short-term loans amounting to RMB159,827 and RMB158,590 (US$25,197) as of December 31, 2010 and 2011, respectively, were guaranteed by the Loan Guarantors and secured by the property and equipment of the Group (Note 9), the land use rights of the Group (Note 10) and Lentuo Electromechanical’s property and equipment and land use rights (Note 20).

Interest expenses on short-term loans were RMB16,941, RMB21,434 and RMB23,704 (US$3,766) for the years ended December 31, 2009, 2010 and 2011, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

19.                     INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Lentuo Hong Kong is subject to Hong Kong corporate income tax at a rate of 16.5% on the assessable profits arising in Hong Kong. For the years ended December 31, 2009, 2010 and 2011, Lentuo Hong Kong had no provision for income taxes, as it had no assessable profits during these years.

PRC

Pursuant to the PRC Corporate Income Tax Law and relevant regulations (the “CIT Law”), the Company’s subsidiaries, VIEs and subsidiaries of VIEs located in the PRC were generally subject to enterprise income taxes (“CIT”) at a statutory rate of 25%.  The Group has minimal operations in jurisdictions outside the PRC.

Under the CIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Moreover, the CIT Law treats enterprises established outside the PRC with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on its worldwide income commencing on January 1, 2008. As of December 31, 2011, the Company has not accrued for PRC tax on this basis as the Group’s non-PRC entities had zero assessable profits for the years after January 1, 2008. The Company will continue to monitor its tax status with regard to the PRC tax resident enterprise regulation.

Income (loss) before income taxes consists of:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

PRC	179,204	226,326	107,299	17,049
Non-PRC	(3)	(1,860)	(6,906)	(1,096)
	179,201	224,466	100,393	15,953

Income tax expenses consist of the following:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Current income tax expenses	50,119	67,549	38,970	6,192
Deferred income tax benefits	(80)	(4,456)	(5,679)	(903)
	50,039	63,093	33,291	5,289

A reconciliation of the income tax computed at the statutory income tax rate of 25% applicable to PRC operations to income tax expense is as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Income tax computed at PRC statutory tax rate	44,800	56,117	25,098	3,987
Non-deductible expenses	4,870	5,810	5,697	905
International tax rate difference	360	772	974	155
Changes in the valuation allowance	9	394	1,522	242
	50,039	63,093	33,291	5,289

Effective tax rate	28%	28%	33%	33%

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
	RMB	RMB	US$
Deferred tax assets:
Current
Accrued expenses	2,012	3,044	483
Unpaid staff costs	2,049	3,018	480
Total current deferred tax assets	4,061	6,062	963
Non-current
Depreciation of property and equipment	860	692	110
Net operating loss carry forwards	612	9,439	1,500
Valuation allowance	(612)	(6,019)	(957)
Total non-current deferred tax assets	860	4,112	653
Total deferred tax assets	4,921	10,174	1,616

Deferred tax liabilities:
Non-current
Intangible assets	—	33,767	5,365
Land use rights	—	2,636	419
Property and equipment	—	2,790	443
Total deferred tax liabilities	—	39,193	6,227

Net deferred tax assets (liabilities)	4,921	(29,019)	(4,611)

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it as determined by management that more likely than not to be realized in future years. The Group recorded a full valuation allowance against deferred tax assets that are more-likely-than-not will not be realized in future years as of December 31, 2011.

As of December 31, 2011, the Group has net tax operating losses from its PRC VIEs and subsidiaries of VIEs of approximately RMB33,542 (US$5,329), which will start to expire in 2015.

As of December 31, 2010 and 2011, deferred tax liabilities have not been provided on undistributed earnings of the Company’s foreign subsidiaries, VIEs and subsidiaries of VIEs which are located in the PRC as the Company intends to indefinitely reinvest such earnings into its subsidiaries, VIEs and subsidiaries of VIEs located in the PRC. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2010 and 2011, the Group recorded unrecognized tax benefits of RMB4,963 and RMB4,963 (US$789), respectively. The unrecognized tax benefits are related to uncertain tax positions claimed in the VIEs’ 2007 and 2008 PRC tax returns, specifically with regard to understated revenues associated with invoicing for new automobiles sales and overstated costs of goods sold associated with the receipt of automobiles manufacturers’ purchase rebates. In May 2010, the VIEs re-filed their tax returns with the relevant tax authorities to report the understated revenues and overstated costs of goods sold for the years ended December 31, 2007 and 2008. In addition, the Group agreed with the relevant tax authorities to settle the years 2007 and 2008 tax liabilities totaling RMB47,402 by December 30, 2011. As a result, the amount of unrecognized tax benefit as of December 31, 2009 was reduced by approximately RMB77,648, including scheduled cash payment for unpaid taxes of RMB47,402 and foregone originally filed tax losses of RMB30,246. Thus, the remaining unrecognized tax benefits of RMB4,963 (US$789) as of December 31, 2010 comprised of RMB2,123 from the remaining unrecognized tax benefits for the years ended December 31, 2007 and 2008 and RMB2,840 related to unrecognized tax benefits claimed on the 2009 income tax return. No additional unrecognized tax benefit was recorded in 2011. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized will impact the effective tax rate.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2010	2011
	RMB	RMB	US$

Balance — beginning of year	79,771	4,963	789
Additions based on tax positions claimed in the 2009 income tax return	2,840	—	—
Reduction for settlement of tax positions for years 2007 and 2008	(77,648)	—	—
Balance — end of year	4,963	4,963	789

For the years ended December 31, 2009, 2010 and 2011, the Group recorded interest expenses related to its uncertain tax position of RMB7,368, RMB906 and RMB906 (US$144), respectively. For the years ended December 31, 2009, 2010 and 2011, no penalty was recorded. As of December 31, 2011, the tax years ended December 31, 2006 through 2011 for the Group’s PRC subsidiaries and VIEs remains open for statutory examination by the PRC tax authorities.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                     RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	The ultimate controlling shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd.	A company controlled by Mr. Guo
Jiahe Tongda Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd.	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd.	A company significantly influenced by Mr. Guo
Chuanxin Sun	A shareholder of the Company
Mr. Yingjie Wang	Non-controlling shareholder of Yuchen
Mr. Fuli Guo	Non-controlling shareholder of Yuchen
Haowu	The holding company of non-controlling shareholder of Ruitai

The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Short-term loans to related parties:
Mr. Guo	116,866	250,669	—	—
Chuanxin Sun	150	251	—	—
Beijing Lentuo Ruitong Investment Co., Ltd.	2,350	50,488	—	—
	119,366	301,408	—	—

Repayments of short-term loans to related parties:
Mr. Guo	—	528,774	—	—
Chuanxin Sun	—	442	—	—
Beijing Lentuo Ruitong Investment Co., Ltd.	—	74,262	—	—
	—	603,478	—	—

Temporary funding to related parties:
Lentuo Electromechanical	—	—	186,805	29,680
Mr. Fuli Guo	—	—	720	114
Haowu	—	—	35,437	5,631
Beijing Lentuo Cultural Development Co., Ltd.	1,000	18,731	—	—
Beijing Weitzman Vehicle Co., Ltd.	1,000	—	—	—
Beijing Lentuo Tongda Co., Ltd.	—	25,136	—	—
Tonghe Advertising Co., Ltd.	—	62,496	—	—
Lentuo Second-hand Motor Vehicle Co., Ltd.	—	4,171	—	—
	2,000	110,534	222,962	35,4245

Repayments of temporary funding to related parties:
Lentuo Electromechanical	—	—	186,805	29,680
Beijing Lentuo Cultural Development Co., Ltd.	—	20,716	—	—
Beijing Weitzman Vehicle Co., Ltd.	—	4,030	—	—
Beijing Lentuo Tongda Co., Ltd.	—	25,136	—	—
Tonghe Advertising Co., Ltd.	—	62,496	—	—
Lentuo Second-hand Motor Vehicle Co., Ltd.	—	4,171	—	—
	—	116,549	186,805	29,680

Temporary funding from related parties:
Mr. Guo	—	13,553	—	—
Lentuo Electromechanical			129,935	20,644
Beijing Lentuo Ruitong Investment Co., Ltd.	—	433	—	—

	—	13,986	129,935	20,644

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Repayments of temporary funding from related parties:
Mr. Guo	—	—	13,553	2,153
Lentuo Electromechanical	—	—	119,935	19,056
Beijing Lentuo Tongda Co., Ltd.	—	1,038	—	—
Beijing Lentuo Ruitong Investment Co., Ltd.	—	433	—	—
Lentuo Second-hand Motor Vehicle Co., Ltd.	—	191	—	—

	—	1,662	133,488	21,209

Distribution of assets to shareholders:
Mr. Guo	—	123,078	—	—

On November 6, 2009, Tonghe Advertising, one of the Automobile Operating Entities, was sold to Mr. Guo in return for cash consideration amounting to RMB4,293, which equaled the carrying value of its net assets.

The Group had the following related party balances as of December 31, 2010 and 2011:

	December 31,
	2010	2011
	RMB	RMB	US$

Amounts due from related parties:
Mr. Yingjie Wang		2,000	318
Mr. Fuli Guo	—	37,787	6,004
Haowu	—	35,070	5,572

	—	74,857	11,894

Amounts due to related parties:
Lentuo Electromechanical		10,000	1,589
Mr. Guo	13,553	—	—

	13,553	10,000	1,589

Amounts due to Mr. Guo as of December 31, 2010 represented unsecured interest-free loans granted by Mr. Guo to the Group, which were fully repaid in 2011. Amounts due from non-controlling shareholders of Yuchen and Haowu as of December 31, 2011 represented unsecured interest-free loans granted by the Group directly or indirectly to its non-controlling shareholder.

The average balance due from related parties for the years ended December 31, 2009, 2010 and 2011 was RMB247,467, RMB154,043 and RMB 37,429 (US$5,947), respectively and the average balance due to related parties for the years ended December 31, 2009, 2010 and 2011 was RMB1,156, RMB7,391 and RMB11,777 (US$ 1,871 ), respectively.

As of December 31, 2011, certain short-term loans of the Group were guaranteed by or secured by the related parties as described in Note 18.

As of December 31, 2011, the short-term loan of Lentuo Electromechanical amounted to RMB209,350 (US$33,262) was guaranteed by the Group.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
SHARE CAPITAL

21.                     SHARE CAPITAL

On July 27, 2010, the Company restructured its share capital to decrease the authorized capital to 500,000,000 ordinary shares with a per share par value of US$0.00001 from 50,000 ordinary shares with a per share par value of US$1.00. In addition, each existing shareholder obtained 100,000 new ordinary shares for every 1 ordinary share previously held. Pursuant to the memorandum and articles of association of the Company, the holders of ordinary shares are entitled to receive dividends when and if declared by the board of directors of the Company. Each ordinary share is entitled to one vote on all matters upon which the ordinary shares are entitled to vote.

On August 20, 2010, pursuant to a subscription agreement, the Company issued 1,510,841 ordinary shares in a private placement to Newman Investments Limited, a third party investor, in exchange for US$18,000. Under the subscription agreement, if the Group’s audited consolidated net income for the year ended December 31, 2010 (‘‘2010 Net Income’’) is lower than RMB160,000, Mr. Guo, for nil consideration, shall transfer to Newman Investments Limited such number of additional ordinary shares so that the shareholding of Newman Investments Limited will equal 1,510,841 shares multiplied by a ratio, the numerator of which is RMB160,000 and the denominator of which is equal to the 2010 Net Income (the “Feature”).  Since the Feature was provided by Mr. Guo, the principal shareholder, for the benefit of the Company in connection with a capital financing transaction, the transaction was accounted for as a shareholder’s contribution in accordance with SAB Topic 5T., Accounting for Expenses or Liabilities Paid by Principal Stockholder(s).  The total proceeds received from Newman Investments Limited were allocated between the ordinary shares issued and additional paid-in capital based on their relative fair value.  As the Feature represents a shareholder’s contribution or equity instrument, the amount allocated to additional paid-in capital is not subject to subsequent re-measurement to reflect changes in the fair value of the Feature.

In connection with the private investment transaction with Newman Investments Limited, the Company and its shareholders entered into a shareholder agreement that imposes certain restrictions on the issuance and sale of the Company’s ordinary shares.  Pursuant to the shareholder agreement, Newman Investments Limited is entitled to appoint to, and remove from, the Company’s board a non-executive director and Newman Investments Limited’s consent is required for certain corporate actions.  The shareholder agreement was terminated upon the completion of the Company’s IPO on December 15, 2010.

On October 29, 2010, the Company effected a 34,427,071 ordinary shares rights offering to all existing ordinary shareholders on that date on a pro rata basis for a subscription price of US$0.00001 per ordinary share. All ordinary share and per share information is adjusted retroactively for the above described change in share capital on July 27, 2010 and the bonus element issuance on October 29, 2010, for all years presented.

On December 15, 2010, the Company completed its IPO on the New York Stock Exchange with the issuance of 6,500,000 ADS, or 13,000,000 ordinary shares, priced at US$8.00 per ADS. The IPO yielded aggregate gross proceeds of US$52,000.

As of December 31, 2010 and 2011, 58,937,912 ordinary shares were issued and outstanding.

The Group has not paid or declared any dividends on ordinary shares to date. The payment of dividends in the future will be contingent upon the Group’s revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Group’s board of directors and subject to the requirements of Cayman Islands’ laws.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

22.                     EARNINGS PER SHARE

Earnings per share for the years ended December 31, 2009, 2010 and 2011 were calculated as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings per share:
Income from continuing operations	129,162	161,373	67,917	10,791
Loss from discontinued operations	(433)	—	—	—

Net income and comprehensive income	128,729	161,373	67,917	10,791

Denominator for basic and diluted earnings per share:
Number of ordinary shares outstanding, opening	10,000,000	10,000,000	58,937,912
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)	29,908,389	31,567,302	—
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)	—	554,665	—
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)	—	605,479	—
Weighted average number of ordinary shares outstanding	39,908,389	42,727,446	58,937,912

Basic and diluted earnings per share:
Income from continuing operations	3.24	3.77	1.15	0.18
Loss from discontinued operations	(0.01)	—	—	—

Net income attributable to ordinary shareholders	3.23	3.77	1.15	0.18

The Group does not have any securities outstanding which could potentially dilute basic earnings per share for the years ended December 31, 2009, 2010 and 2011.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
STATUTORY RESERVES

23.                     STATUTORY RESERVES

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its PRC subsidiaries, VIEs and subsidiaries of VIEs. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, VIEs and subsidiaries of VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiary, VIEs and subsidiaries of VIEs.

In accordance with the Law of the People’s Republic of China on Foreign Invested Enterprises (“FIE”) and the Company’s articles of association, an FIE established in the PRC is required to provide for certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-foreign owned invested enterprise (“WFOE”) is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A non-wholly-owned foreign invested enterprise is permitted to provide all the above allocation of annual after-tax profit at the discretion of its board of directors, except for the general reserve fund which has the same requirement as for a WFOE. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Lentuo Beijing, established as a WFOE, is therefore subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the People’s Republic of China, a domestic enterprise is required to provide for a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide for a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The VIEs were established as domestic invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

As a result of the PRC laws, rules and regulations that require annual appropriations of 10% of after tax income to be set aside prior to payment of dividends as a general reserve fund, the Company’s PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer a portion of their net assets in the form of dividend payments, loans or advances. The amounts restricted include paid-up capital and statutory reserves of the Company’s PRC subsidiary and the net assets of the VIEs and their subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB470,527 and RMB670,632 (US$106,553) as of December 31, 2010 and 2011, respectively. No dividend appropriations were made for the years ended December 31, 2009, 2010 and 2011.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

24.                     CONCENTRATION OF RISKS

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, advances to suppliers and amounts due from related parties. As of December 31, 2010 and 2011, all of the Group’s cash and cash equivalents were managed by financial institutions which management believes are of high credit quality.

Advances to suppliers are typically unsecured and arise from deposits paid in advance for purchases of inventories from suppliers based in the PRC. As a percentage of total advances, the top six suppliers accounted for 99.9% and 95.5% as of December 31, 2010 and 2011, respectively.

	December 31,
	2010	2011
	RMB	RMB	US$

Shanghai Volkswagen Automobile Selling Co., Ltd.	82,864	42,088	6,687
FAW-Mazda Automobile Sales Co., Ltd.	35,217	13,845	2,200
FAW-VW Automobile Sales Co., Ltd.	247,123	123,837	19,676
Chang An Ford Mazda Automobile Co., Ltd.	6,634	703	112
FAW-Toyota Automobile Sales Co., Ltd.	3,312	21,692	3,447
GAC Honda Automobile Co., Ltd.	—	7,796	1,239

	395,150	209,961	33,361

Total advances	395,266	219,936	34,944

Percentage of advances to top six suppliers to total advances	99.9%	95.5%	95.5%

Due to the Group’s concentration of advances made to a limited number of suppliers, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause a material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on suppliers and ongoing monitoring processes on outstanding balances.

Amounts due from related parties are typically unsecured, interest-free and repayable on demand. In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Concentration of suppliers

A significant portion of the Group’s inventories is sourced from six largest suppliers who collectively accounted for RMB2,078,756, RMB3,039,553 and RMB2,721,918 (US$432,469) for the years ended December 31, 2009, 2010 and 2011, respectively, of the total inventory purchases. Any disruption in the supply of inventories to the Group from these suppliers may adversely affect the Group’s business, financial condition and results of operations.

Each of the Group’s dealerships operates pursuant to a franchise agreement between the applicable automobile manufacturer and the dealership.  The Group’s business depends on the franchise rights awarded by automobile manufacturers. As a result of the dependence on these franchise rights, manufacturers exercise a significant level of influence over the Group’s day-to-day operations and the terms of the franchise agreements govern key aspects of the Group’s operations and capital spending. All of the franchise agreements are nonexclusive, free-of-charge, must be renewed periodically and typically have a term of one or two years.

The typical automobile franchise agreement specifies the area within which the dealer has the right and obligation to sell the manufacturer’s automobiles and related parts and products and to perform certain approved services. The franchise agreements, together with manufacturers’ dealership manuals, service manuals and operating standards that are referenced in such franchise agreements, typically contain provisions and standards relating to the achievement of certain sales and customer satisfaction targets; inventories of new vehicles and manufacturer replacement parts; the maintenance of necessary net working capital; facilities and placement of signage; procedures for inspection, testing and evaluation by the manufacturer; advertising, marketing, deposit and warranty practices; products authorized to be offered to customers; after-sales services; data sharing regarding market trends and customer statistics; dealership management; personnel training; information systems; and dealer’s monthly and annual sales and financial reporting to the manufacturer.

The Group’s compliance with these requirements is closely monitored by the automobile manufacturers.  Any failure to comply that is not cured within a specified period of time may give rise to early termination of the franchise by manufacturers. Certain franchise agreements allow the automobile manufacture to terminate the agreement under any circumstances as long as a prior written notice is given.  In addition, each of the franchise agreements provides the automobile manufacturer with the right to refuse to renew it after the expiration of the term of the agreement under specified circumstances. If the Group fails to obtain renewals of one or more of the franchise agreements from the automobile manufacturers or if one or more of the franchise agreements are terminated, the Group’s business, financial condition, results of operations and prospects would be materially and adversely affected.

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies.  On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China.  However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies.  All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.  Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.  The appreciation of the RMB against US$ was approximately 0.1%, 3.3% and 4.9% in the years ended December 31, 2009, 2010 and 2011, respectively. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

Current vulnerability due to certain other concentrations

The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC Government has been pursuing economic reform policies for almost 30 years, no assurance can be given that the PRC Government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC Government’s pursuit of economic reforms will be consistent or effective.

Land use rights and building ownership certification risk

The Group has not obtained land use rights and building ownership certificates for some of the properties the VIEs and subsidiaries of VIEs occupy. Aotong and Shuntong each leased a parcel of land from third parties for a term of 20 years starting from July 1, 2003 and for a term of 10 years starting from September 15, 2010, respectively, and constructed the facilities for their automobile dealerships on such lands.  These parcels of land are part of larger parcels of land that are covered by a single land use right certificate and do not have a separate land use right certificate. Due to this lack of a land use right certificate and the fact that Aotong and Shuntong hold such land through leases, Aotong and Shuntong are not permitted to apply for building ownership certificates for the facilities constructed on the land and their property rights to such facilities may be limited.

In addition, Tuozhan I&C, Yuantongqiao Toyota, Tuojiacheng, Huitong, Tongda and Ruitai have all sub-leased the respective parcels of land on which they constructed facilities to operate their current businesses.  All such land is classified as collectively-owned rural land under PRC law and was subleased from a third party who in turn leased the land from the respective rural economic collectives that own such land.  Under PRC law, collectively-owned rural land may not be used for commercial purposes unless it is converted into state-owned land and the VIEs and subsidiaries of VIEs may be required to move out of such collectively-owned rural land.  Under relevant lease and sublease agreements, the economic collectives who own the land are obligated to provide necessary assistance for the conversion of the land into state-owned land and to provide another comparable parcel of land for the VIEs’ business and operation and compensate for losses in connection with relocation in the event the VIEs and subsidiaries of VIEs are required to move out of the land.  If the land is not converted into state-owned land, the economic collectives or the third party fails to perform their obligations under the lease or sublease agreements, or the lease and sublease agreements are deemed unenforceable, the Group’s business, financial condition and results of operations could be materially and adversely affected.

INTEREST EXPENSES	12 Months Ended
Dec. 31, 2011
INTEREST EXPENSES
INTEREST EXPENSES

25.                    INTEREST EXPENSES

Interest expenses consist of the following:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Interest on short-term loans	16,941	21,434	23,704	3,767
Interest on bills payable	1,011	7,552	15,923	2,530
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	12,728	20,909	16,971	2,696
Bank charges	2,608	3,937	4,962	788

	33,288	53,832	61,560	9,781

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26.                     COMMITMENTS AND CONTINGENCIES

(a)                        Operating lease commitments

As of December 31, 2011, the Group had minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

	December 31, 2011
	RMB	US$

2012	11,109	1,765
2013	10,107	1,616
2014	9,953	1,581
2015	9,602	1,526
Thereafter	56,834	9,030

	97,668	15,518

The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

(b)        Variable interest entity structure

The Group has nine VIEs and six subsidiaries of the VIEs as of December 31, 2011. In the opinion of management, (i) the ownership structure of the Company and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with VIEs are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

(c)                        Income taxes

As of December 31, 2011, the Group recorded RMB4,963 (US$789) of unrecognized tax benefits (Note 19). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws.. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty associated with these tax uncertainties.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

27.                     SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with ASC 280-10, the Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated financial information by brands when making decisions about allocating resources and assessing performance of the Group.  As a result, the Group operates and manages its business as seven operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, FAW-Toyota, Shanghai-Volkswagen, GAC-Honda and Chang An-Mazda. The chief operating decision maker uses income or loss from continuing operations to evaluate the performance of each reportable segment.

As substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The Group’s segment information as of and for the year ended December 31, 2009 is as follows:

		FAW-			Shanghai-	Chang An-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues

Sales of automobiles	635,360	620,956	358,933	209,880	148,154	158,120	—	—	2,131,403

Automobile repair and maintenance services	93,820	21,649	34,472	22,583	16,612	9,877	4,070	—	203,083

Other services	774	336	331	611	82	4,587	284	—	7,005

	729,954	642,941	393,736	233,074	164,848	172,584	4,354	—	2,341,491

Cost of goods sold

Sales of automobiles	(577,865)	(570,533)	(346,863)	(195,735)	(137,753)	(146,748)	—	—	(1,975,497)

Automobile repair and maintenance services	(33,554)	(11,181)	(14,020)	(10,241)	(6,986)	(8,164)	(2,286)	—	(86,432)

Other services	—	—	—	(1)	(1)	—	(232)	—	(234)

	(611,419)	(581,714)	(360,883)	(205,977)	(144,740)	(154,912)	(2,518)	—	(2,062,163)

Selling, marketing and distribution expenses	(15,289)	(6,275)	(5,908)	(4,484)	(3,951)	(2,353)	(514)	—	(38,774)

General and administrative expenses	(5,554)	(1,417)	(2,335)	(2,917)	(3,928)	(8,999)	(6,701)	—	(31,851)

Interest income	97	1,667	295	56	29	243	5	—	2,392

Interest expenses	(14,168)	(6,946)	(6,285)	(4,352)	(486)	(1,016)	(35)	—	(33,288)

Other income, net	173	100	578	12	520	—	11	—	1,394

Income tax expenses	(22,679)	(13,175)	(5,650)	(4,169)	(3,164)	(1,033)	(169)	—	(50,039)

Income from continuing operations	61,115	35,181	13,548	11,243	9,128	4,514	(5,567)	—	129,162

Total assets	405,823	410,286	236,865	102,654	147,500	153,832	135,297	(185,468)	1,406,789

Total liabilities	(391,994)	(331,213)	(221,731)	(79,360)	(142,511)	(142,857)	(222)	185,468	(1,124,420)

Capital expenditures	10,255	1,622	1,343	262	1,418	751	1	—	15,652

Depreciation and amortization expenses	4,426	1,822	2,332	714	1,674	525	635	—	12,128

The Group’s segment information as of and for the year ended December 31, 2010 is as follows:

	Audi	FAW- Volkswagen	FAW-Mazda	Toyota	Shanghai- Volkswagen	Chang An- Mazda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues

Sales of automobiles	937,043	719,370	479,549	324,943	439,402	174,738	—	—	3,075,045

Automobile repair and maintenance services	120,335	33,062	41,944	28,867	25,355	19,804	4,709	—	274,076

Other services	3,746	2,359	2,173	2,000	1,120	2,636	20,514	(20,000)	14,548

	1,061,124	754,791	523,666	355,810	465,877	197,178	25,223	(20,000)	3,363,669

Cost of goods sold

Sales of automobiles	(843,494)	(664,624)	(465,589)	(317,699)	(418,566)	(173,419)	(547)	—	(2,883,938)

Automobile repair and maintenance services	(46,386)	(14,838)	(13,575)	(11,540)	(11,183)	(10,454)	(2,511)	—	(110,487)

Other services	(3)	(200)	(165)	(50)	(54)	(666)	(20,039)	20,000	(1,177)

	(889,883)	(679,662)	(479,329)	(329,289)	(429,803)	(184,539)	(23,097)	20,000	(2,995,602)

Selling, marketing and distribution expenses	(20,120)	(7,013)	(9,260)	(6,032)	(6,494)	(3,067)	(187)	—	(52,173)

General and administrative expenses	(5,561)	(3,482)	(3,497)	(3,283)	(8,037)	(6,346)	(7,618)	—	(37,824)

Interest income	151	628	172	20	13	108	10	—	1,102

Interest expenses	(20,315)	(14,482)	(6,827)	(6,508)	(3,060)	(1,984)	(656)	—	(53,832)

Exchange loss	—	—	—	—	—	—	(3,018)	—	(3,018)

Other income, net	946	512	(5)	45	598	44	4	—	2,144

Income tax expenses	(31,775)	(12,685)	(5,974)	(3,181)	(5,015)	(499)	(3,964)	—	(63,093)

Income from continuing operations	94,567	38,607	18,946	7,582	14,079	895	(13,303)	—	161,373

Total assets	563,666	459,625	232,568	125,429	232,754	121,889	610,668	(130,896)	2,215,703

Total liabilities	(450,562)	(343,859)	(196,463)	(92,457)	(203,626)	(109,924)	(58,190)	(24,169)	(1,479,250)

Capital expenditures	7,078	2,124	655	485	1,870	286	33	—	12,531

Depreciation and amortization expenses	5,515	2,716	2,260	679	1,903	741	98	—	13,912

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

			FAW-		FAW-				Shanghai-		Chang An-
	Audi		Volkswagen		Mazda		Toyota		Volkswagen		Mazda		GAC-Honda		Unallocated		Eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenues
Sales of automobiles	957,338	152,106	521,918	82,924	362,566	57,606	240,151	38,156	426,519	67,767	51,749	8,222	104,174	16,552	335	53	—	—	2,664,750	423,386
Automobile repair and maintenance services	141,623	22,502	43,549	6,919	48,512	7,708	32,969	5,238	25,432	4,041	24,271	3,856	13,872	2,204	3,527	560	—	—	333,755	53,028
Sales of leased automobiles	8,977	1,426	3,491	555	3,189	507	474	75	2,179	346	—	—	—	—	—	—	—	—	18,310	2,909
Other services	7,727	1,228	3,603	572	2,065	328	1,662	264	1,374	218	628	100	942	150	5,609	891	(4,207)	(668)	19,403	3,083
	1,115,665	177,262	572,561	90,970	416,332	66,149	275,256	43,733	455,504	72,372	76,648	12,178	118,988	18,906	9,471	1,504	(4,207)	(668)	3,036,218	482,406
Cost of goods sold
Sales of automobiles	(892,696)	(141,835)	(493,049)	(78,338)	(359,337)	(57,093)	(236,427)	(37,564)	(405,274)	(64,392)	(51,213)	(8,137)	(102,248)	(16,246)	(4,631)	(734)	4,207	668	(2,540,668)	(403,671)
Automobile repair and maintenance services	(58,044)	(9,222)	(25,903)	(4,116)	(23,585)	(3,747)	(16,496)	(2,621)	(13,304)	(2,114)	(12,963)	(2,060)	(9,700)	(1,541)	(1,761)	(279)	—	—	(161,756)	(25,700)
Sales of leased automobiles	(8,348)	(1,326)	(3,293)	(523)	(3,156)	(502)	(466)	(74)	(2,067)	(328)	—	—	—	—	—	—	—	—	(17,330)	(2,753)
Other services	(2)	—	(340)	(54)	(61)	(10)	(72)	(11)	(40)	(6)	(24)	(4)	—	—	(2,263)	(360)	—	—	(2,802)	(445)
	(959,090)	(152,383)	(522,585)	(83,031)	(386,139)	(61,352)	(253,461)	(40,270)	(420,685)	(66,840)	(64,200)	(10,201)	(111,948)	(17,787)	(8,655)	(1,373)	4,207	668	(2,722,556)	(432,569)
Selling, marketing and distribution expenses	(29,415)	(4,674)	(13,223)	(2,101)	(12,897)	(2,049)	(11,361)	(1,805)	(13,513)	(2,147)	(6,567)	(1,043)	(1,883)	(299)	(2,579)	(410)	—	—	(91,438)	(14,528)
General and administrative expenses	(8,883)	(1,411)	(5,559)	(883)	(5,310)	(844)	(5,100)	(810)	(7,117)	(1,131)	(2,431)	(386)	(4,040)	(642)	(17,320)	(2,752)	—	—	(55,760)	(8,859)
Interest income	759	121	790	126	178	28	946	150	386	61	78	12	16	3	29	5	—	—	3,182	506
Interest expenses	(24,863)	(3,950)	(14,529)	(2,308)	(7,983)	(1,268)	(7,991)	(1,270)	(2,593)	(412)	(1,275)	(203)	(2,231)	(354)	(95)	(16)	—	—	(61,560)	(9,781)
Exchange loss	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(9,100)	(1,446)	—	—	(9,100)	(1,446)
Other income, net	771	122	123	20	52	8	213	34	18	3	(4)	(1)	37	6	197	32	—	—	1,407	224
Income tax expenses	(25,160)	(3,998)	(5,874)	(933)	(2,572)	(409)	(134)	(21)	(3,436)	(546)	(648)	(103)	298	47	4,235	674	—	—	(33,291)	(5,289)
Income from continuing operations	69,784	11,089	11,704	1,860	1,661	263	(1,632)	(259)	8,564	1,360	1,601	253	(763)	(120)	(23,817)	(3,782)	—	—	67,102	10,664
Total assets	685,052	108,844	466,921	74,186	347,255	55,173	273,563	43,465	185,776	29,517	38,215	6,072	149,122	23,693	958,532	152,295	(540,560)	(85,887)	2,563,876	407,358
Total liabilities	(507,737)	(80,671)	(269,846)	(42,874)	(275,617)	(43,791)	(209,060)	(33,216)	(147,431)	(23,424)	(24,657)	(3,918)	(134,841)	(21,424)	(134,423)	(21,358)	(34,173)	(5,430)	(1,737,785)	(276,106)
Capital expenditures	74,269	11,800	110,258	17,518	3,321	528	3,046	484	10,150	1,613	1,429	227	100	28	3,197	508	—	—	205,770	32,706
Depreciation and amortization expenses	6,970	1,108	3,161	502	3,010	478	1,446	230	1,943	309	595	95	1,208	192	29	4	—	—	18,362	2,918
Goodwill	—	—	34,175	5,430	9,620	1,528	15,735	2,500	—	—	—	—	14,104	2,241	—	—	—	—	73,634	11,699

CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

28.                        CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-up capital and statutory reserves of the Company’s PRC subsidiaries and the net assets of the VIEs and subsidiaries of VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling RMB670,632 (US$106,553) as of December 31, 2011. The following is the condensed financial information of the Company on a parent-company only basis:

Balance sheets

	December 31,
	2010	2011
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	220,300	8,362	1,329

Total current assets	220,300	8,362	1,329

Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	445,552	513,469	81,582
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs	82,091	282,718	44,919

Total non-current assets	527,643	796,187	126,501

TOTAL ASSETS	747,943	804,549	127,830

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	11,490	179	28
Total current liabilities	11,490	179	28

Total liabilities	11,490	179	28
Shareholders’ equity:
Ordinary shares, par value US$0.00001 per share
Authorized — 500,000,000 shares as of December 31, 2010 and 2011;
Issued and outstanding —58,937,912 shares as of December 31, 2010 and 2011	4	4	1
Additional paid-in capital	469,761	469,761	74,638
Retained earnings	266,688	334,605	53,163

Total shareholders’ equity	736,453	804,370	127,802

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	747,943	804,549	127,830

Statements of income and comprehensive income

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Cost of goods sold	—	—	—	—

Gross profit	—	—	—	—

Operating expenses	—	(16)	(835)	(133)

Income from operations	—	(16)	(835)	(133)

Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs	128,731	163,182	70,265	11,164
Interest income	—	—	6	1
Interest expenses	(2)	(571)	(3)	—
Exchange loss	—	(1,222)	(1,516)	(241)

Income before income tax expenses	128,729	161,373	67,917	10,791
Income tax expenses	—	—	—	—

Net income and comprehensive income	128,729	161,373	67,917	10,791

Statements of cash flows

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cash flows used in operating activities	(2)	(587)	(1,957)	(312)

Cash flows used in investing activities	—	(99,990)	(209,590)	(33,300)

Cash flows provided by financing activities	4	322,097	—	—

Effect of foreign exchange rate changes, net	—	(1,222)	(391)	(62)

Net increase (decrease) in cash and cash equivalents	2	220,298	(211,938)	(33,674)

Cash and cash equivalents, beginning of year	—	2	220,300	35,002

Cash and cash equivalents, end of year	2	220,300	8,362	1,329

(a)   Basis of presentation

In the parent-only financial statements, the Company’s investments in subsidiaries, VIEs and subsidiaries of VIEs are stated at cost plus equity in undistributed earnings of subsidiaries and VIEs since inception. The parent-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investments in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC topic 323-10 (“ASC 323-10”), Investment-Equity Method and Joint Ventures. Such investments are presented as “Investments in subsidiaries, VIEs and subsidiaries of VIEs” on the balance sheets and share of the subsidiaries and VIEs’ profit is presented as “Equity in profit of subsidiaries, VIEs and subsidiaries of VIEs” in the statements of income and comprehensive income.

The subsidiaries, VIEs and subsidiaries of VIEs did not pay any dividend to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted in the parent-only financial statements.

(b)  Commitments

The Company did not have any significant commitments or long-term obligations as at December 31, 2010 and 2011.